Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Assets and Liabilities
Note 19. Financial Assets and Liabilities
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2021 and 2022:

	December 31, 2021
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.	15,026	Ps.	—	Ps.	117,688,176
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		166,041,321		—		—
Related parties (Note 6)		1,158,611		—		—
Derivative financial instruments (Note 7)		—		10,130,806		—

Total current assets		167,214,958		10,130,806		117,688,176

Non-current assets
Debt instruments at fair value through OCI		—		—		6,894,757

Total	Ps.	167,214,958	Ps.	10,130,806	Ps.	124,582,933

Financial Liabilities:
Debt (Note 14)	Ps.	564,030,102	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		98,654,225		—		—
Accounts payable (Note 16)		206,487,681		—		—
Related parties (Note 6)		4,216,882		—		—
Derivative financial instruments (Note 7)		—		10,034,508		—

Total	Ps.	873,388,890	Ps.	10,034,508	Ps.	—

	December 31, 2022
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short-term investments (Note 4)	Ps.		Ps.	—	Ps.	88,428,111
Accounts receivable from subscribers, distributors, contractual assets and other (Note 5)		161,201,512		—		—
Related parties (Note 6)		2,287,213		—		—
Derivative financial instruments (Note 7)		—		2,602,680		—

Total current assets		163,488,725		2,602,680		88,428,111

Non-current assets
Debt instruments at fair value through OCI		—		—		6,981,149

Total	Ps.	163,488,725	Ps.	2,602,680	Ps.	95,409,260

Financial Liabilities:
Debt (Note 14)	Ps.	510,589,480	Ps.	—	Ps.	—
Liability related to right-of-use of assets (Note 15)		134,148,811		—		—
Accounts payable (Note 16)		174,472,769		—		—
Related parties (Note 6)		7,224,218		—		—
Derivative financial instruments (Note 7)		—		25,331,346		—

Total	Ps.	826,435,278	Ps.	25,331,346	Ps.	—

Fair value hierarchy
The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and
Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable .
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2021 and 2022 is as follows:

	Measurement of fair value at December 31, 2021
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	117,688,176	Ps.	15,026	Ps.	—	Ps.	117,703,202
Derivative financial instruments (Note 7)		—		10,130,806		—		10,130,806
Revalued of assets (Note 10 )		—		—		98,172,675		98,172,675
Pension plan assets (Note 18)		196,148,604		22,124,138		54,440		218,327,182

Total current assets		313,836,780		32,269,970		98,227,115		444,333,865

Debt instruments at fair value through OCI		—		6,894,757		—		6,894,757

Total	Ps.	313,836,780	Ps.	39,164,727	Ps.	98,227,115	Ps.	451,228,622

Liabilities:
Debt	Ps.	440,660,165	Ps.	180,122,540	Ps.	—	Ps.	620,782,705
Liability related to right-of-use of assets		98,654,225		—		—		98,654,225
Derivative financial instruments (Note 7)		—		10,034,508		—		10,034,508

Total	Ps.	539,314,390	Ps.	190,157,048	Ps.	—	Ps.	729,471,438

	Measurement of fair value at December 31, 2022
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	88,428,111	Ps.	—	Ps.	—	Ps.	88,428,111
Derivative financial instruments (Note 7)		—		2,602,680		—		2,602,680
Revalued of assets (Note 10 )		—		—		38,353,719		38,353,719
Pension plan assets (Note 18)		192,829,688		15,657,661		39,270		208,526,619

Total current assets		281,257,799		18,260,341		38,392,989		337,911,129

Debt instruments at fair value through OCI		—		6,981,149		—		6,981,149

Total	Ps.	281,257,799	Ps.	25,241,490	Ps.	38,392,989	Ps.	344,892,278

Liabilities:
Debt	Ps.	371,709,395	Ps.	116,848,635	Ps.	—	Ps.	488,558,030
Liability related to right-of-use of assets		134,148,811		—		—		134,148,811
Derivative financial instruments		—		25,331,346		—		25,331,346

Total	Ps.	505,858,206	Ps.	142,179,981	Ps.	—	Ps.	648,038,187

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The Company’s investment in equity investments at fair value, specifically the investment in KPN and Verizon, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized (loss) gain related to derivative financial instruments for the years ended December 31, 2021 and 2022 was Ps.
(1,664,465)
 and Ps.
(2,353,920)
 respectively.
The fair value of the asset revaluation was calculated using valuation techniques, using observable market data and internal information on transactions carried out with independent third parties. To determine fair value we use level 2 and 3 information, the Company used inputs such as average rents, contract term and discount rates for discounted flow modeling techniques; in the case of discount rates, we use level 2 data where the information is public and is found in recognized databases, such as country risks, inflation, etc. In the case of average rents and contract terms, we use level 3 data, where the information is mainly internal based on lease contracts entered into with independent third parties.
During the end of the period ended December 31, 2021 and 2022, there were no transfers between the Level 1 and Level 2 fair value measurement hierarchies.

Changes in liabilities arising from financing activities

	At December 31, 2020		Cash flow		Foreign currency exchange and other		At December 31, 2021
Debt	Ps.	628,382,956	Ps.	(58,354,281)	Ps.	(5,998,573)	Ps.	564,030,102
Liability related to right-of-use of assets		109,327,241		(30,544,750)		19,871,734		98,654,225

Total liabilities from financing activities	Ps.	737,710,197	Ps.	(88,899,031)	Ps.	13,873,161	Ps.	662,684,327

	At December 31, 2021		Cash flow		Foreign currency exchange and other		At December 31, 2022
Debt	Ps.	564,030,102	Ps.	43,073,992	Ps.	(96,514,614)	Ps.	510,589,480
Liability related to right-of-use of assets		98,654,225		(33,823,287)		69,317,873		134,148,811

Total liabilities from financing activities	Ps.	662,684,327	Ps.	9,250,705	Ps.	(27,196,741)	Ps.	644,738,291